27 Other operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2020
Other Operating Expenses Net
Schedule of other operating expenses, net

Other operating revenue and expenses correspond to the effects of significant or non-recurring events during the fiscal year not classified into the definition of other items of the statement of operations.

	For the year ended December 31,
	2020	2019	2018
		Restated
Result with property, plant and equipment (*)	(42)	5	(39)
Reversal (provision) for legal proceedings	(18)	(53)	40
Restructuring expenses	(71)	37	—
Covid-19 spending on prevention (**)	(134)	—	—
Indemnity assets	168	—
Other	—	—	(4)
Total	(97)	(11)	(3)

(*) The result from fixed assets was mainly impacted by the Sale and Leaseback operations described in note 1.5, whose gain totaled R$52, which was offset by the losses of write off incurred in the year.

(**) The expenses incurred as a result of the COVID-19 pandemic refer to the purchase of items of individual protection and adequacy of the stores, expenses with overtime, expenses with internal and external communication, incremental expenses with transportation and cleaning and hygiene service. See note no. 1.4